Subsequent Events	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On January 10, 2012, the Company issued $400 million aggregate principal amount of 4.625% Medium Term Notes due January 2022. Interest is payable semiannually beginning in July 2012. The notes were priced at 99.100% of the principal amount plus accrued interest from January 10, 2012 to yield 4.739% to maturity. The notes are fully and unconditionally guaranteed by the Operating Partnership.

On January 12, 2012, the Company formed a new real estate joint venture, UDR/MetLife II, with MetLife wherein each party owns a 50 % interest in a $1.3 billion portfolio of 12 operating communities containing 2,528 apartment homes. The 12 communities in the joint venture include seven from UDR/MetLife I, which was formed in November 2010, while the remaining five operating communities have been newly acquired by UDR/MetLife II. The newly acquired communities, collectively known as Columbus Square, are recently developed, high-rise apartment buildings located on the Upper West Side of Manhattan and were purchased for $630 million.

The Company serves as the general partner for UDR/MetLife II and earns property management, asset management and financing fees.

With the closing of UDR/MetLife II, the original joint venture between the parties, UDR/MetLife I, currently includes 19 operating properties containing 3,930 homes as well as 10 vacant land parcels. Historical cost of the venture is $1.8 billion and the Company’s weighted average ownership interest in the UDR/MetLife I operating assets is 12.6 % and 4.0 % for the land parcels in the venture.

United Dominion Realty L.P
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENT

On January 10, 2012, the Operating Partnership issued a guarantee in conjunction with the General Partner’s issuance of $400 million of 4.625% Medium Term Notes due January 2022. Interest is payable semiannually beginning in July 2012. The notes were priced at 99.100% of the principal amount plus accrued interest from January 10, 2012 to yield 4.739% to maturity.